Impairment losses and goodwill - Impairment - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	€ (817)	€ (3,702)
Romania
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	€ (789)
Percentage of net carrying value of the assets of the CGU reduced to the value in use of current and long-term assets	100.00%
Net carrying value of the assets of the CGU reduced to the value in use of current and long-term assets	€ 1,700
Mobile Financial Services
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	(28)
Impairment charges	49
Net carrying value of the assets of the CGU reduced to the value in use of current and long-term assets	€ 400
Spain, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill		€ (3,702)
Net carrying value of the assets of the CGU reduced to the value in use of current and long-term assets			€ 7,700